SCHEDULE OF MAJOR ASSUMPTIONS IN DETERMINING THE DEFINED BENEFITS PLAN LIABILITY (Details)	Jun. 30, 2023	Dec. 31, 2022
Capitalization rate	2.73%	2.73%
Salary growth rate	0.00%	0.00%
Retirement rate	5.00%	5.00%